Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Revenues
E-commerce	$ 1,038	$ 3,974	$ 29,328	$ 20,405
Transaction verification services	36,630			17,809
Total revenues	37,668	$ 3,974	$ 29,328	38,214
Power and mining expenses	(16,943)
Cost of goods sold				(6,746)
Gross profit	20,725	$ 3,974	$ 29,328	31,468
Operating expenses:
Marketing	578	17,897	8,206	94,820
General and Administrative	1,606,947	$ 1,546,821	2,089	14,220,905
Change in fair value of digital currencies			$ 1,908	132,916
Impairment loss	254,433			544,800
Total operating expenses	1,861,958	$ 1,564,718	$ 12,203	14,993,441
Net loss from operations	(1,841,233)	(1,560,744)	$ 17,125	(14,961,973)
Other income (expenses):
Fair value adjustments for warrant liabilities	(926,620)	$ 109,000		204,957
Inducement expense	(58,380)
Interest expenses	(3,499)
Loss on issuance of Units	(519,600)
Other expenses	(214)
Total other (expenses) income	(1,508,313)	$ 109,000		204,957
Net loss	$ (3,349,546)	$ (1,451,744)	$ 17,125	$ (14,757,016)
Net loss per share, basic and diluted	$ (0.02)	$ (0.01)	$ 0.00	$ (0.11)
Weighted average number of shares outstanding
Basic and diluted	158,014,070	111,313,557	100,773,923	136,068,793